Performance Management - Kurv High Income ETF	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has not been in operations a full calendar year, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Fund has not been in operations a full calendar year, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com